Description of the Company	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Company
1	Description of the Company
Akumin Inc. (“Akumin” or the “Company”) and its subsidiaries provide services to U.S. hospitals, health systems and physician groups, with solutions addressing outsourced radiology and oncology service line needs. With the acquisition of Alliance HealthCare Services, Inc. (“Alliance,” see note 5), Akumin now provides fixed-site outpatient diagnostic imaging services through a network of more than 200 owned and/or operated imaging locations; and outpatient radiology and oncology services and solutions to approximately 1,000 hospitals and health systems across 46 states. Akumin’s imaging procedures include MRI, CT, positron emission tomography (PET and PET/CT), ultrasound, diagnostic radiology
(X-ray),
mammography, and other interventional procedures; Akumin’s cancer care services include a full suite of radiation therapy and related offerings.
The Company has a diverse mix of payers, including private, hospitals, managed care, capitated and government payers.